Document and Entity Information	Jun. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	Cross Country Healthcare, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-33169
Entity Tax Identification Number	13-4066229
Entity Address, Address Line One	6551 Park of Commerce Boulevard
Entity Address, Address Line Two	N.W.
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	998-2232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001141103
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCRN
Security Exchange Name	NASDAQ